Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings And Financing
Schedule of borrowings and financing outstanding

	December 31, 2023			December 31, 2022
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
12th issue debentures	45,450	22,385	67,835	45,450	67,681	113,131
17th issue debentures	-	-	-	144,632	-	144,632
18th issue debentures	46,962	-	46,962	49,937	45,649	95,586
22nd issue debentures	170,957	170,616	341,573	199,901	326,433	526,334
23rd issue debentures	490,810	374,279	865,089	-	864,910	864,910
24th issue debentures	-	512,122	512,122	-	488,478	488,478
26th issue debentures	-	1,302,042	1,302,042	-	1,239,645	1,239,645
27th issue debentures	200,000	498,634	698,634	299,614	698,339	997,953
28th issue debentures	127,715	1,070,457	1,198,172	-	1,197,756	1,197,756
29th issue debentures	-	1,314,136	1,314,136	-	1,275,295	1,275,295
30th issue debentures	125,000	873,231	998,231	-	998,110	998,110
Brazilian Federal Savings Bank	108,210	1,508,275	1,616,485	99,767	1,422,145	1,521,912
Brazilian Development Bank - BNDES PAC	-	-	-	6,736	-	6,736
Brazilian Development Bank - BNDES PAC II 9751	7,286	16,316	23,602	7,214	23,344	30,558
Brazilian Development Bank - BNDES PAC II 9752	4,936	11,107	16,043	4,887	15,884	20,771
Brazilian Development Bank - BNDES ONDA LIMPA	27,219	6,766	33,985	26,949	33,617	60,566
Brazilian Development Bank - BNDES TIETÊ III	200,693	652,175	852,868	154,437	656,264	810,701
Brazilian Development Bank - BNDES 2015	34,146	360,021	394,167	33,807	390,127	423,934
Brazilian Development Bank - BNDES 2014	6,638	10,107	16,745	6,572	16,525	23,097
Inter-American Development Bank - IDB 2202	181,349	1,983,615	2,164,964	181,349	2,164,009	2,345,358
Inter-American Development Bank - IDB INVEST	39,550	814,840	854,390	37,340	853,725	891,065
Inter-American Development Bank - IDB INVEST 2022	14,100	438,241	452,341	14,100	452,085	466,185
Inter-American Development Bank - IDB INVEST 2023	14,100	447,791	461,891	-	-	-
International Finance Corporation – IFC 2022	22,800	713,910	736,710	80,000	670,996	750,996
International Finance Corporation – IFC 2023	-	986,651	986,651	-	-	-
Leases (Concession Agreements, Program Contracts and Contract Asset)	49,884	259,326	309,210	44,453	313,391	357,844
Leases (Others)	68,499	73,801	142,300	72,109	29,265	101,374
Other	3,003	2,910	5,913	6,241	5,867	12,108
Interest and other charges	377,398	-	377,398	417,878	-	417,878
Total in local currency	2,366,705	14,423,754	16,790,459	1,933,373	14,249,540	16,182,913

Borrowings and financing outstanding balance	December 31, 2023			December 31, 2022
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - IDB 1212 – US$20,556 thousand (US$30,834 thousand in December 2022)	49,759	49,759	99,518	53,628	107,256	160,884
Inter-American Development Bank - IDB 4623 – US$152,187 thousand (US$74,299 thousand in December 2023)	-	712,449	712,449	-	367,441	367,441
International Bank of Reconstruction and Development (IBRD) – IBRDs 7662 e 8906 – US$107,445 thousand (US$78,197 thousand in December 2022)	29,433	477,554	506,987	31,722	365,648	397,370
JICA 15 – ¥6,914,580 thousand (¥8,067,010 thousand in December 2022)	39,437	197,180	236,617	45,602	273,610	319,212
JICA 18 – ¥6,216,960 thousand (¥7,253,120 thousand in December 2022)	35,457	177,168	212,625	41,001	245,865	286,866
JICA 17 – ¥3,464,352 thousand (¥3,753,048 thousand in December 2022)	9,879	107,880	117,759	11,424	136,227	147,651
JICA 19 – ¥24,482,493 thousand (¥26,296,011 thousand in December 2022)	62,059	774,200	836,259	71,761	967,124	1,038,885
BID 1983AB – US$7,692 thousand (US$7,692 thousand in December 2022)	-	-	-	39,962	-	39,962
Interest and charges	23,677	-	23,677	17,487	-	17,487
Total in foreign currency	249,701	2,496,190	2,745,891	312,587	2,463,171	2,775,758

Total borrowings and financing	2,616,406	16,919,944	19,536,350	2,245,960	16,712,711	18,958,671

Schedule of borrowings terms

Local currency	Guarantees	Maturity	Annual interest rate	Inflation adjustment

12th issue debentures	Own funds	2025	TR + 9.5%
17th issue debentures	Own funds	2023	CDI +0.75% (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
22nd issue debentures	Own funds	2025	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23rd issue debentures	Own funds	2027	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures	Own funds	2029	3.20% (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
28th issue debentures	Own funds	2028	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
29th issue debentures	Own funds	2036	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)	IPCA (series 2 and 3)
30th issue debentures	Own funds	2029	CDI +1.30% (Series 1) and 1.58% (Series 2)
Brazilian Federal Savings Bank	Own funds	2023/2042	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+1.82%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.18%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP+1.76%
Inter-American Development Bank – IDB 2202	Government	2035	CDI+0.86%
Inter-American Development Bank – IDB INVEST	Own funds	2034	CDI+1.90% and CDI+2.70%
Inter-American Development Bank – IDB INVEST 2022	Own funds	2036	CDI+2.50%
Inter-American Development Bank – IDB INVEST 2023	Own funds	2036	CDI+0.50%
International Finance Corporation – IFC	Own funds	2032	CDI+2.00%
Leases (Concession Agreements, Program Contracts and Contract Asset)		2035	7.73% to 10.12%	IPC
Leases (Others)		2027	9.32% to 15.24%
Other	Own funds	2025	3% (FEHIDRO) and TJLP + 1.5% (FINEP)

Foreign currency	Guarantees	Maturity	Annual interest rate	Exchange rate changes

Inter-American Development Bank - IDB 1212 - US$20,556 thousand	Government	2025	SOFR + 4.72% (*)	US$
Inter-American Development Bank - IDB 4623 - US$152,187 thousand	Government	2044	SOFR + 6.60531% (*)	US$
International Bank for Reconstruction and Development (IBRD) – IBRDs 7662 and 8916 - US$107,445 thousand	Government	2034	SOFR + 6.0% and 7.1% (*)	US$
JICA 15 – ¥6,914,580 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥6,216,960 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥3,464,352 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥24,482,493 thousand	Government	2037	1.7% and 0.01%	Yen

Schedule of borrowings payment schedule

	2024	2025	2026	2027	2028	2029	2030 to 2044	TOTAL
LOCAL CURRENCY
Debentures	1,206,894	1,336,415	1,214,740	1,368,020	658,827	781,623	778,277	7,344,796
Brazilian Federal Savings Bank	108,210	114,964	122,140	129,752	137,707	142,986	860,726	1,616,485
BNDES	280,918	260,466	250,531	237,817	84,241	34,146	189,291	1,337,410
IDBs – National	249,099	260,899	330,209	315,069	420,959	385,919	1,971,432	3,933,586
IFCs	22,800	44,200	61,800	80,800	123,600	181,600	1,208,561	1,723,361
Leases (Concession Agreements, Program Contracts and Contract Asset)	118,383	97,096	53,629	36,184	38,901	42,692	64,625	451,510
Other	3,003	2,768	142	-	-	-	-	5,913
Interest and other charges	377,398	-	-	-	-	-	-	377,398
TOTAL IN LOCAL CURRENCY	2,366,705	2,116,808	2,033,191	2,167,642	1,464,235	1,568,966	5,072,912	16,790,459
FOREIGN CURRENCY
IDB	49,759	69,148	38,778	38,778	38,778	38,778	537,948	811,967
IBRD	29,433	29,433	29,433	29,433	29,433	40,238	319,584	506,987
JICA	146,832	146,831	146,831	146,831	146,831	146,712	522,392	1,403,260
Interest and other charges	23,677	-	-	-	-	-	-	23,677
TOTAL IN FOREIGN CURRENCY	249,701	245,412	215,042	215,042	215,042	225,728	1,379,924	2,745,891
Total	2,616,406	2,362,220	2,248,233	2,382,684	1,679,277	1,794,694	6,452,836	19,536,350

Schedule of changes in borrowings

	December 31, 2022	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2023

LOCAL CURRENCY
Debentures	8,166,366	-	-	(2,043)	114,228	21,421	(839,833)	(741,812)	628,580	176,739	11,172	7,534,818
Brazilian Federal Savings Bank	1,526,185	-	174,058	-	22,023	5,475	(122,843)	(106,982)	98,428	24,670	-	1,621,014
BNDES	1,380,993	-	190,000	-	10,326	2,464	(97,829)	(241,992)	78,745	18,516	249	1,341,472
IDB 2202	2,450,550	-	-	-	-	-	(328,627)	(181,349)	135,524	175,689	955	2,252,742
IDB INVEST 2020	943,619	-	-	-	-	-	(138,676)	(37,340)	27,360	104,739	665	900,367
IFC 2022	774,525	-	-	-	-	-	(114,131)	(15,200)	15,029	96,160	914	757,297
IFC 2023	-	-	1,000,000	(13,652)	-	-	(2,434)	-	11,335	11,090	303	1,006,642
IDB INVEST 2022	469,327	-	-	-	-	-	(72,245)	(14,100)	71,305	-	256	454,543
IDB INVEST 2023	-	-	470,000	(1,083)	-	-	(41,022)	(7,050)	43,263	-	23	464,131
Leases (Concession Agreements, Program Contracts and Contract Asset)	357,844	-	-	-	-	-	(54,135)	(48,634)	54,135	-	-	309,210
Leases (Others)	101,374	108,405	-	-	-	-	(39,918)	(88,452)	60,891	-	-	142,300
Other	12,130	-	3,629	-	60	-	(587)	(9,884)	566	9	-	5,923
TOTAL IN LOCAL CURRENCY	16,182,913	108,405	1,837,687	(16,778)	146,637	29,360	(1,852,280)	(1,492,795)	1,225,161	607,612	14,537	16,790,459

FOREIGN CURRENCY
IDBs	532,693	-	384,824	(5,137)	(45,895)	-	(33,808)	(51,178)	36,929	-	1,027	819,455
IBRD	399,762	-	173,547	(3,032)	(30,374)	-	(22,089)	(31,009)	27,663	57	490	515,015
JICA	1,803,109	-	-	-	(231,877)	105	(26,795)	(157,785)	23,697	763	204	1,411,421
IDB 1983AB	40,194	-	-	-	(1,813)	-	(1,447)	(38,323)	909	311	169	-
TOTAL IN FOREIGN CURRENCY	2,775,758	-	558,371	(8,169)	(309,959)	105	(84,139)	(278,295)	89,198	1,131	1,890	2,745,891
TOTAL	18,958,671	108,405	2,396,058	(24,947)	(163,322)	29,465	(1,936,419)	(1,771,090)	1,314,359	608,743	16,427	19,536,350

	December 31, 2021	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2022

LOCAL CURRENCY
Debentures	7,467,968	-	1,000,000	(4,320)	165,879	-	(712,966)	(563,504)	544,116	257,951	11,242	8,166,366
Brazilian Federal Savings Bank	1,483,113	-	119,437	-	17,247	7,131	(117,041)	(100,855)	80,422	36,731	-	1,526,185
BNDES	1,392,844	-	200,000	-	7,020	3,117	(104,596)	(222,353)	67,311	37,391	259	1,380,993
IDB 2202	2,589,442	-	-	-	-	-	(281,971)	(181,349)	98,574	224,899	955	2,450,550
IDB INVEST	956,942	-	-	-	-	-	(108,921)	(34,800)	129,733	-	665	943,619
IFC	-	-	760,000	(9,385)	-	-	(24,978)	-	-	48,507	381	774,525
IDB INVEST 2022	-	-	470,000	(3,922)	-	-	(30,698)	-	33,840	-	107	469,327
Leases (Concession Agreements, Program Contracts and Contract Assets)	397,311	-	-	-	-	-	(54,390)	(39,467)	54,390	-	-	357,844
Leases (Others)	125,969	42,182	-	-	-	-	(17,659)	(84,437)	35,319	-	-	101,374
Other	14,094	-	3,654	-	56	2	(789)	(5,669)	748	34	-	12,130
TOTAL IN LOCAL CURRENCY	14,427,683	42,182	2,553,091	(17,627)	190,202	10,250	(1,454,009)	(1,232,434)	1,044,453	605,513	13,609	16,182,913

FOREIGN CURRENCY
IDBs	387,837	-	226,497	(6,732)	(20,355)	-	(12,581)	(56,273)	13,733	-	567	532,693
IBRD	420,881	-	39,417	(3,166)	(28,665)	61	(3,779)	(30,895)	5,525	20	363	399,762
JICA	2,401,887	-	15,546	-	(437,296)	3,243	(33,167)	(177,007)	26,597	3,102	204	1,803,109
BID 1983AB	85,548	-	-	-	(5,602)	-	(1,952)	(40,115)	1,284	614	417	40,194
TOTAL IN FOREIGN CURRENCY	3,296,153	-	281,460	(9,898)	(491,918)	3,304	(51,479)	(304,290)	47,139	3,736	1,551	2,775,758
TOTAL	17,723,836	42,182	2,834,551	(27,525)	(301,716)	13,554	(1,505,488)	(1,536,724)	1,091,592	609,249	15,160	18,958,671

	December 31, 2020	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2021

LOCAL CURRENCY
Debentures	6,756,504	-	2,450,000	(25,717)	225,106	-	(387,618)	(1,963,282)	258,114	139,563	15,298	7,467,968
Brazilian Federal Savings Bank	1,418,832	-	156,488	-	685	-	(113,030)	(93,064)	79,966	33,236	-	1,483,113
BNDES	1,370,902	-	207,136	-	-	-	(88,084)	(186,179)	51,122	37,688	259	1,392,844
BID 2202	2,730,195	-	-	-	-	-	(97,829)	(181,349)	63,964	73,506	955	2,589,442
BID INVEST	944,513	-	-	-	-	-	(33,276)	(18,340)	63,380	-	665	956,942
Leases (Concession Agreements, Program Contracts and Contract Assets)	428,743	-	-	-	-	-	(52,250)	(31,432)	52,250	-	-	397,311
Leases (Others)	45,876	140,187	-	-	-	-	(15,782)	(76,013)	31,701	-	-	125,969
Other	15,197	-	2,921	(32)	-	-	(718)	(3,986)	690	22	-	14,094
TOTAL IN LOCAL CURRENCY	13,710,762	140,187	2,816,545	(25,749)	225,791	-	(788,587)	(2,553,645)	601,187	284,015	17,177	14,427,683

FOREIGN CURRENCY
IDBs	317,302	-	108,728	(7,620)	22,979	-	(8,488)	(53,197)	7,936	-	197	387,837
IBRD	426,860	-	-	(3,377)	30,814	-	(2,481)	(32,965)	1,789	-	241	420,881
JICA	2,684,321	-	34,360	(76)	(108,851)	10,198	(43,184)	(216,190)	35,315	5,802	192	2,401,887
IDB 1983AB	119,379	-	-	-	6,536	-	(2,705)	(40,607)	1,753	777	415	85,548
TOTAL IN FOREIGN CURRENCY	3,547,862	-	143,088	(11,073)	(48,522)	10,198	(56,858)	(342,959)	46,793	6,579	1,045	3,296,153
TOTAL	17,258,624	140,187	2,959,633	(36,822)	177,269	10,198	(845,445)	(2,896,604)	647,980	290,594	18,222	17,723,836

Schedule of restrictive covenants ratios

Covenants
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80
Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
Other Onerous Debt (1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted Current Liquidity	Higher than 1.00
(1)	The contractual definition of “Other Onerous Debts” corresponds to the sum of pension plan obligations and healthcare plan, installment payments of tax debts, and installments payments of debts with the electricity supplier.

Schedule of borrowings and financing credit limits

Agent	December 31, 2023
(in millions of reais (*))
Brazilian Federal Savings Bank	933
Brazilian Development Bank – BNDES	30
Inter-American Development Bank (IDB)	716
International Bank for Reconstruction and Development (IBRD)	1,000
Other	7
TOTAL	2,686

(*)	Brazilian Central Bank’s exchange sell rate as of December 30, 2023 (US$ 1.00 = R$ 4.8413; ¥ 1.00 = R$ 0.03422).